As filed with the Securities and Exchange Commission on August 30, 2016

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1,674	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,674	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	On September 1, 2016, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,674 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 1, 2016, the effectiveness of the registration statement for the iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Fund”), filed in Post-Effective Amendment No. 1,631 on May 18, 2016, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,661	July 28, 2016	August 12, 2016
1,665	August 11, 2016	August 31, 2016

This Post-Effective Amendment No. 1,674 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,631.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,674 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th day of August, 2016.

iSHARES TRUST

By:
Manish Mehta*
President

Date: August 30, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,674 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: August 30, 2016

John E. Martinez*
Trustee

Date: August 30, 2016

Cecilia H. Herbert*
Trustee

Date: August 30, 2016

Charles A. Hurty*
Trustee

Date: August 30, 2016

John E. Kerrigan*
Trustee

Date: August 30, 2016

Robert S. Kapito*
Trustee

Date: August 30, 2016

Madhav V. Rajan*
Trustee

Date: August 30, 2016

Jane D. Carlin*
Trustee

Date: August 30, 2016

/s/ Jack Gee
Jack Gee**
Treasurer and Chief Financial Officer

Date: August 30, 2016

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: August 30, 2016

*	Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 1,490, filed August 6, 2015.
**	Power of Attorney, dated March 24, 2016, for Jack Gee is incorporated herein by reference to PEA No. 1,616, filed April 19, 2016.